Financial instruments (Schedule of Fair Value of Financial Instruments) (Details) - CAD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	$ 14,895	$ 14,909	$ 13,547
Amounts receivable	1,337	261
Accounts payable and accrued liabilities	7,575	2,760
Amounts due to directors	49	21
Long-term debt	8,069	6,476
Carrying value [Member]
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	14,895	14,909
Amounts receivable	780	110
Accounts payable and accrued liabilities	7,557	2,741
Amounts due to directors	49	21
Long-term debt	8,150	6,537
Fair value [Member]
Disclosure of detailed information about financial instruments [line items]
Cash and cash equivalents	14,895	14,909
Amounts receivable	780	110
Accounts payable and accrued liabilities	7,557	2,741
Amounts due to directors	49	21
Long-term debt	$ 8,150	$ 6,537